Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Components of Cost of Sales

	Year ended December 31,
	2021	2020
Materials	$26,343	$18,912
Salaries and benefits	39,497	30,044
Depreciation and depletion	47,002	39,212
Contracted services	21,373	18,463
Maintenance costs	18,162	14,672
Utilities	10,721	8,728
Sales expense	7,243	5,354
Other costs	716	554
	$171,057	$135,939